Bank acceptance notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Bank acceptance notes payable
Schedule of Bank acceptance notes payable

Bank acceptance notes payable consisted of the following:

		December 31,	December 31,
		2020	2019

Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(a)	$—	$205,520
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank	(b)	220,109	—
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch	(c)	1,533,000	—
Total		$1,753,109	$205,520